SIGNIFICANT ACCOUNTING POLICIES - Components of AOCI (Details) - AOCI $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Balance as of January 1, 2021	$ 1,772
Other comprehensive income before reclassifications, net of tax	143
Amounts reclassified from AOCI	(2,138)
Other comprehensive income, net of tax	(1,995)
Balance as of December 31, 2021	(223)
Unrealized gains (losses) on Available-For-Sale Marketable Securities
Balance as of January 1, 2021	453
Other comprehensive income before reclassifications, net of tax	(1,395)
Amounts reclassified from AOCI	0
Other comprehensive income, net of tax	(1,395)
Balance as of December 31, 2021	(942)
Unrealized gains (losses) on cash flow hedges
Balance as of January 1, 2021	1,319
Other comprehensive income before reclassifications, net of tax	1,538
Amounts reclassified from AOCI	(2,138)
Other comprehensive income, net of tax	(600)
Balance as of December 31, 2021	$ 719